UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01701
DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
July 31, 2025
Date of reporting period:
July 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS

Davis New York Venture Fund
Class A / NYVTX
ANNUAL SHAREHOLDER REPORT | JULY 31, 2025
This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class A)	$97	0.91%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 12.79%, versus a 16.33% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+31%), Information Technology (+24%),
    and Financials (+22%)
    Weakest performing sectors - Health Care (-11%), Energy (-3%), and Materials (-3%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-12% vs +24%) and underweight
  (average weighting 10% vs 32%)
    Intel (-30%), Applied Materials (-14%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Materials - underperformed the Index sector (-26% vs -3%) and overweight (average weighting 3% vs 2%)
    Teck Resources (-33%)
  Overweight in Health Care (average weighting 14% vs 11%), the weakest performing sector of the Index
    Humana (-30%) - largest individual detractor
    Viatris (-24%), UnitedHealth Group (-19%), and Cigna Group (-22%)
    UnitedHealth Group - new purchase during the period
  Industrials - underperformed the Index sector (+10% vs +21%) and underweight (average weighting 4% vs 8%)
    Owens Corning (-24%)
  Individual holding
    Tyson Foods (-11%)
Contributors to Performance
  Financials - outperformed the Index sector (+31% vs +22%) and significantly overweight (average weighting 36% vs 14%)
    Capital One Financial (+44%), Danske Bank (+43%), Wells Fargo (+39%), Ping An Insurance (+68%),
    and Berkshire Hathaway (+9%)
  Communication Services - outperformed the Index sector (+43% vs +31%) and overweight (average weighting 12% vs 9%)
    Meta Platforms (+63%) - largest individual contributor
  No exposure to Real Estate sector
  Individual holdings
    Amazon.com (+25%), Prosus (+66%), CVS Health (+8%), and DiDi Global (+37%)
    CVS Health - new purchase during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class A) — Without sales charge	12.79%	13.92%	10.22%
Davis New York Venture Fund (Class A) — With sales charge*	7.43%	12.82%	9.70%
S&P 500 Index	16.33%	15.87%	13.65%
Russell 1000 Value Index	8.79%	13.17%	9.19%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 07/31/25 (in billions)	$6.5
Total number of portfolio holdings as of 07/31/25	46
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$35.0
Top Sectors as of 07/31/25 Net Assets
Financials	34.83%
Consumer Discretionary	13.68%
Health Care	13.34%
Communication Services	12.33%
Information Technology	10.52%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.

Davis New York Venture Fund
Class C / NYVCX
ANNUAL SHAREHOLDER REPORT | JULY 31, 2025
This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class C)	$185	1.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 11.84%, versus a 16.33% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+31%), Information Technology (+24%),
    and Financials (+22%)
    Weakest performing sectors - Health Care (-11%), Energy (-3%), and Materials (-3%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-12% vs +24%) and underweight
  (average weighting 10% vs 32%)
    Intel (-30%), Applied Materials (-14%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Materials - underperformed the Index sector (-26% vs -3%) and overweight (average weighting 3% vs 2%)
    Teck Resources (-33%)
  Overweight in Health Care (average weighting 14% vs 11%), the weakest performing sector of the Index
    Humana (-30%) - largest individual detractor
    Viatris (-24%), UnitedHealth Group (-19%), and Cigna Group (-22%)
    UnitedHealth Group - new purchase during the period
  Industrials - underperformed the Index sector (+10% vs +21%) and underweight (average weighting 4% vs 8%)
    Owens Corning (-24%)
  Individual holding
    Tyson Foods (-11%)
Contributors to Performance
  Financials - outperformed the Index sector (+31% vs +22%) and significantly overweight (average weighting 36% vs 14%)
    Capital One Financial (+44%), Danske Bank (+43%), Wells Fargo (+39%), Ping An Insurance (+68%),
    and Berkshire Hathaway (+9%)
  Communication Services - outperformed the Index sector (+43% vs +31%) and overweight (average weighting 12% vs 9%)
    Meta Platforms (+63%) - largest individual contributor
  No exposure to Real Estate sector
  Individual holdings
    Amazon.com (+25%), Prosus (+66%), CVS Health (+8%), and DiDi Global (+37%)
    CVS Health - new purchase during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2015.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class C) — Without CDSC*	11.84%	12.97%	9.52%
Davis New York Venture Fund (Class C) — With CDSC*,**	10.97%	12.97%	9.52%
S&P 500 Index	16.33%	15.87%	13.65%
Russell 1000 Value Index	8.79%	13.17%	9.19%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 07/31/25 (in billions)	$6.5
Total number of portfolio holdings as of 07/31/25	46
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$35.0
Top Sectors as of 07/31/25 Net Assets
Financials	34.83%
Consumer Discretionary	13.68%
Health Care	13.34%
Communication Services	12.33%
Information Technology	10.52%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.

Davis New York Venture Fund
Class R / NYVRX
ANNUAL SHAREHOLDER REPORT | JULY 31, 2025
This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class R)	$127	1.20%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class R shares delivered a total return of 12.46%, versus a 16.33% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+31%), Information Technology (+24%),
    and Financials (+22%)
    Weakest performing sectors - Health Care (-11%), Energy (-3%), and Materials (-3%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-12% vs +24%) and underweight
  (average weighting 10% vs 32%)
    Intel (-30%), Applied Materials (-14%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Materials - underperformed the Index sector (-26% vs -3%) and overweight (average weighting 3% vs 2%)
    Teck Resources (-33%)
  Overweight in Health Care (average weighting 14% vs 11%), the weakest performing sector of the Index
    Humana (-30%) - largest individual detractor
    Viatris (-24%), UnitedHealth Group (-19%), and Cigna Group (-22%)
    UnitedHealth Group - new purchase during the period
  Industrials - underperformed the Index sector (+10% vs +21%) and underweight (average weighting 4% vs 8%)
    Owens Corning (-24%)
  Individual holding
    Tyson Foods (-11%)
Contributors to Performance
  Financials - outperformed the Index sector (+31% vs +22%) and significantly overweight (average weighting 36% vs 14%)
    Capital One Financial (+44%), Danske Bank (+43%), Wells Fargo (+39%), Ping An Insurance (+68%),
    and Berkshire Hathaway (+9%)
  Communication Services - outperformed the Index sector (+43% vs +31%) and overweight (average weighting 12% vs 9%)
    Meta Platforms (+63%) - largest individual contributor
  No exposure to Real Estate sector
  Individual holdings
    Amazon.com (+25%), Prosus (+66%), CVS Health (+8%), and DiDi Global (+37%)
    CVS Health - new purchase during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $500,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2015.
GROWTH OF $500,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class R)	12.46%	13.61%	9.92%
S&P 500 Index	16.33%	15.87%	13.65%
Russell 1000 Value Index	8.79%	13.17%	9.19%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 07/31/25 (in billions)	$6.5
Total number of portfolio holdings as of 07/31/25	46
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$35.0
Top Sectors as of 07/31/25 Net Assets
Financials	34.83%
Consumer Discretionary	13.68%
Health Care	13.34%
Communication Services	12.33%
Information Technology	10.52%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.

Davis New York Venture Fund
Class Y / DNVYX
ANNUAL SHAREHOLDER REPORT | JULY 31, 2025
This Annual shareholder report contains important information about the Davis New York Venture Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis New York Venture Fund (Class Y)	$71	0.67%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 13.08%, versus a 16.33% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+31%), Information Technology (+24%),
    and Financials (+22%)
    Weakest performing sectors - Health Care (-11%), Energy (-3%), and Materials (-3%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-12% vs +24%) and underweight
  (average weighting 10% vs 32%)
    Intel (-30%), Applied Materials (-14%), and Texas Instruments (-8%)
    Intel - no longer a Fund holding
  Materials - underperformed the Index sector (-26% vs -3%) and overweight (average weighting 3% vs 2%)
    Teck Resources (-33%)
  Overweight in Health Care (average weighting 14% vs 11%), the weakest performing sector of the Index
    Humana (-30%) - largest individual detractor
    Viatris (-24%), UnitedHealth Group (-19%), and Cigna Group (-22%)
    UnitedHealth Group - new purchase during the period
  Industrials - underperformed the Index sector (+10% vs +21%) and underweight (average weighting 4% vs 8%)
    Owens Corning (-24%)
  Individual holding
    Tyson Foods (-11%)
Contributors to Performance
  Financials - outperformed the Index sector (+31% vs +22%) and significantly overweight (average weighting 36% vs 14%)
    Capital One Financial (+44%), Danske Bank (+43%), Wells Fargo (+39%), Ping An Insurance (+68%),
    and Berkshire Hathaway (+9%)
  Communication Services - outperformed the Index sector (+43% vs +31%) and overweight (average weighting 12% vs 9%)
    Meta Platforms (+63%) - largest individual contributor
  No exposure to Real Estate sector
  Individual holdings
    Amazon.com (+25%), Prosus (+66%), CVS Health (+8%), and DiDi Global (+37%)
    CVS Health - new purchase during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Russell 1000 Value Index over 10 fiscal years for an investment made on July 31, 2015.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 07/31/25	1 Year	5 Years	10 Years
Davis New York Venture Fund (Class Y)	13.08%	14.20%	10.50%
S&P 500 Index	16.33%	15.87%	13.65%
Russell 1000 Value Index	8.79%	13.17%	9.19%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 07/31/25 (in billions)	$6.5
Total number of portfolio holdings as of 07/31/25	46
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in millions)	$35.0
Top Sectors as of 07/31/25 Net Assets
Financials	34.83%
Consumer Discretionary	13.68%
Health Care	13.34%
Communication Services	12.33%
Information Technology	10.52%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Directors has determined that independent director Katherine MacWilliams  qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended July 31, 2025 and July 31, 2024 were $122,664 and $117,990, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended July 31, 2025 and July 31, 2024 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended July 31, 2025 and July 31, 2024 were $12,011 and $11,643, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Fund for the fiscal years ended July 31, 2025 and July 31, 2024 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Fund’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Fund’s Audit Committee has adopted a policy whereby audit and non-audit services performed by the Fund’s independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Fund’s independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended July 31, 2025 and July 31, 2024.  The Fund has not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis New York Venture Fund
(portfolio of Davis New York Venture Fund, Inc.)
July 31, 2025
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS NEW YORK VENTURE FUND

DAVIS NEW YORK VENTURE FUND
Schedule of Investments
July 31, 2025

	Shares	Value (Note 1)
COMMON STOCK – (98.23%)
COMMUNICATION SERVICES – (12.33%)
Media & Entertainment – (12.33%)
Alphabet Inc., Class A	992,255	$190,413,735
Angi Inc., Class A *	591,174	9,588,842
ASAC II L.P. *(a)(b)(c)	4,156,451	4,173,493
IAC Inc. *	1,125,830	44,245,119
Meta Platforms, Inc., Class A	643,321	497,570,194
Pinterest, Inc., Class A *	1,547,962	59,751,333
Total Communication Services		805,742,716
CONSUMER DISCRETIONARY – (13.68%)
Consumer Discretionary Distribution & Retail – (6.88%)
Amazon.com, Inc. *	1,091,502	255,531,533
Coupang, Inc., Class A (South Korea) *	740,549	21,794,357
Naspers Ltd. - N (South Africa)	62,229	19,285,465
Prosus N.V., Class N (Netherlands)	2,673,416	153,277,262
		449,888,617
Consumer Services – (6.80%)
MGM Resorts International *	8,204,840	299,066,418
Restaurant Brands International Inc. (Canada)	1,077,600	73,125,936
Trip.com Group Ltd., ADR (China)	1,167,300	72,314,235
		444,506,589
Total Consumer Discretionary		894,395,206
CONSUMER STAPLES – (2.93%)
Food, Beverage & Tobacco – (2.93%)
Darling Ingredients Inc. *	987,049	31,960,647
Tyson Foods, Inc., Class A	3,044,501	159,227,402
Total Consumer Staples		191,188,049
ENERGY – (4.11%)
ConocoPhillips	598,160	57,028,575
Coterra Energy Inc.	3,128,970	76,315,578
Tourmaline Oil Corp. (Canada)	3,185,980	135,592,697
Total Energy		268,936,850
FINANCIALS – (34.83%)
Banks – (11.26%)
Danske Bank A/S (Denmark)	7,009,527	279,170,092
U.S. Bancorp	6,507,680	292,585,293
Wells Fargo & Co.	2,040,314	164,510,518
		736,265,903
Financial Services – (16.06%)
Capital Markets – (1.63%)
Julius Baer Group Ltd. (Switzerland)	1,562,940	106,254,905
Consumer Finance – (9.52%)
Capital One Financial Corp.	2,894,897	622,402,855
Financial Services – (4.91%)
Berkshire Hathaway Inc., Class A *	446	321,053,100
		1,049,710,860
Insurance – (7.51%)
Life & Health Insurance – (3.79%)
AIA Group Ltd. (Hong Kong)	9,068,390	84,792,335
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	163,205,966
		247,998,301
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.72%)
Chubb Ltd.	379,170	$100,874,387
Markel Group Inc. *	70,672	141,929,871
		242,804,258
		490,802,559
Total Financials		2,276,779,322
HEALTH CARE – (13.34%)
Health Care Equipment & Services – (10.62%)
Cigna Group	186,379	49,834,017
CVS Health Corp.	3,822,990	237,407,679
Humana Inc.	524,510	131,059,314
Quest Diagnostics Inc.	360,020	60,270,948
Solventum Corp. *	1,586,440	113,208,358
UnitedHealth Group Inc.	410,500	102,444,380
		694,224,696
Pharmaceuticals, Biotechnology & Life Sciences – (2.72%)
Viatris Inc.	20,344,401	177,810,065
Total Health Care		872,034,761
INDUSTRIALS – (4.39%)
Capital Goods – (2.54%)
AGCO Corp.	660,776	77,951,744
Orascom Construction PLC (United Arab Emirates)	1,446,001	11,278,808
Owens Corning	550,921	76,814,915
		166,045,467
Transportation – (1.85%)
DiDi Global Inc., Class A, ADS (China) *	24,056,988	121,006,650
Total Industrials		287,052,117
INFORMATION TECHNOLOGY – (10.52%)
Semiconductors & Semiconductor Equipment – (7.61%)
Applied Materials, Inc.	1,742,506	313,755,631
Texas Instruments Inc.	1,015,304	183,830,942
		497,586,573
Technology Hardware & Equipment – (2.91%)
Samsung Electronics Co., Ltd. (South Korea)	3,694,690	190,222,718
Total Information Technology		687,809,291
MATERIALS – (2.10%)
OCI N.V. (Netherlands)	1,822,154	15,221,509
Teck Resources Ltd., Class B (Canada)	3,761,002	122,082,125
Total Materials		137,303,634
TOTAL COMMON STOCK – (Identified cost $4,152,015,018)		6,421,241,946

DAVIS NEW YORK VENTURE FUND
Schedule of Investments - (Continued)
July 31, 2025

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.32%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (d)	$25,754,000	$25,754,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (e)	60,573,000	60,573,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $86,327,000)		86,327,000
Total Investments – (99.55%) – (Identified cost $4,238,342,018)		6,507,568,946
Other Assets Less Liabilities – (0.45%)		29,326,657
Net Assets – (100.00%)		$6,536,895,603

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 07/31/25, repurchase value of $25,757,126 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 6.50%, 04/01/39-05/01/55, total fair value $26,269,080).
(e)
Dated 07/31/25, repurchase value of $60,580,353 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 09/15/25-07/20/55, total fair value $61,784,460).

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statement of Assets and Liabilities
At July 31, 2025

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$6,507,568,946
Cash	884
Receivables:
Capital stock sold	2,379,478
Dividends and interest	14,444,349
Investment securities sold	39,108,216
Prepaid expenses	68,349
Due from Adviser	2,250
Total assets	6,563,572,472

LIABILITIES:
Payables:
Capital stock redeemed	2,780,882
Investment securities purchased	17,885,918
Accrued distribution and service plan fees	940,504
Accrued investment advisory fees	3,096,416
Other accrued expenses	1,973,149
Total liabilities	26,676,869

NET ASSETS	$6,536,895,603

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$12,372,321

Additional paid-in capital	4,081,727,976

Distributable earnings	2,442,795,306
Net Assets	$6,536,895,603

*Including:
Cost of investments	$4,238,342,018

CLASS A SHARES:
Net assets	$4,615,452,670
Shares outstanding	176,474,737
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$26.15
Maximum offering price per share (100/95.25 of net asset value)†	$27.45

CLASS C SHARES:
Net assets	$77,150,489
Shares outstanding	3,907,620
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$19.74

CLASS R SHARES:
Net assets	$51,172,071
Shares outstanding	1,951,342
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$26.22

CLASS Y SHARES:
Net assets	$1,793,120,373
Shares outstanding	65,112,730
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$27.54

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statement of Operations
For the year ended July 31, 2025

INVESTMENT INCOME:
Income:
Dividends*		$158,821,270
Interest		3,308,832
Net securities lending income		28,235
Total income		162,158,337

Expenses:
Investment advisory fees (Note 3)	$35,020,622
Custodian fees	1,501,911
Transfer agent fees:
Class A	4,124,316
Class B†	24,457
Class C	128,307
Class R	69,024
Class Y	1,321,520
Audit fees	122,664
Legal fees	90,416
Accounting fees (Note 3)	348,038
Reports to shareholders	418,840
Tax service fees	12,209
Directors’ fees and expenses	363,371
Registration and filing fees	125,954
ReFlow liquidity program fees (Note 7)	341,839
Miscellaneous	292,396
Distribution and service plan fees (Note 3):
Class A	10,425,913
Class B†	23,234
Class C	841,776
Class R	274,821
Total expenses		55,871,628
Reimbursement/waiver of expenses by Adviser (Note 3):
Class B†		(20,299)
Net expenses		55,851,329
Net investment income		106,307,008

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		933,920,198
In-kind redemptions (Note 2, 7)		185,392,243
Foreign currency transactions		(542,983)
Net realized gain		1,118,769,458
Net decrease in unrealized appreciation		(434,759,051)
Net realized and unrealized gain on investments and foreign currency transactions		684,010,407
Net increase in net assets resulting from operations		$790,317,415

*Net of foreign taxes withheld of		$7,189,727

†For the period from August 1, 2024 through July 29, 2025 (conversion of Class into Class A shares).
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statements of Changes in Net Assets

	Year ended July 31,
	2025	2024

OPERATIONS:
Net investment income	$106,307,008	$64,889,036
Net realized gain from investments, in-kind redemptions, and foreign currency transactions	1,118,769,458	1,122,849,386
Net decrease in unrealized appreciation on investments and foreign currency transactions	(434,759,051)	(58,134,207)
Net increase in net assets resulting from operations	790,317,415	1,129,604,215

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(906,390,403)	(567,546,721)
Class B†	(584,714)	(513,075)
Class C	(19,918,362)	(13,359,509)
Class R	(10,631,938)	(7,219,329)
Class Y	(338,427,136)	(205,995,474)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4, 7):
Class A	219,796,795	(81,723,507)
Class B†	(2,778,085)	(1,214,118)
Class C	(3,970,494)	(12,353,199)
Class R	(6,107,414)	1,097,874
Class Y	148,117,800	(55,653,003)

Total increase (decrease) in net assets	(130,576,536)	185,124,154

NET ASSETS:
Beginning of year	6,667,472,139	6,482,347,985
End of year	$6,536,895,603	$6,667,472,139

†	For the period from August 1, 2024 through July 29, 2025 (conversion of Class into Class A shares).
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements
July 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term growth of capital. The Fund offers shares in four classes, Class A, Class C, Class R, Class Y, and previously offered Class B shares for new purchase through May 31, 2020. Class B shares were closed by conversion into Class A shares on July 29, 2025. Class A shares are sold with a front-end sales charge. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund’s Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
July 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$801,569,223	$–	$4,173,493	$805,742,716
Consumer Discretionary	894,395,206	–	–	894,395,206
Consumer Staples	191,188,049	–	–	191,188,049
Energy	268,936,850	–	–	268,936,850
Financials	2,276,779,322	–	–	2,276,779,322
Health Care	872,034,761	–	–	872,034,761
Industrials	287,052,117	–	–	287,052,117
Information Technology	687,809,291	–	–	687,809,291
Materials	137,303,634	–	–	137,303,634
Short-Term Investments	–	86,327,000	–	86,327,000
Total Investments	$6,417,068,453	$86,327,000	$4,173,493	$6,507,568,946
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended July 31, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2025 was $372,003. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance at August 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2025
Investments in Securities:
Common Stock	$3,801,490	$–	$–	$372,003	$–	$–	$–	$4,173,493
Total Level 3	$3,801,490	$–	$–	$372,003	$–	$–	$–	$4,173,493
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at July 31, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$4,173,493	Income Approach / Discounted Cash Flow	Annualized Yield	4.987%	Decrease
Total Level 3	$4,173,493
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
July 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended July 31, 2025, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.
Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of July 31, 2025, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2022.
At July 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$4,266,469,307

Unrealized appreciation	2,720,632,708
Unrealized depreciation	(479,533,069)
Net unrealized appreciation	$2,241,099,639
Federal Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices, and payment history. Any receivables recorded will be included under dividends and interest on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
July 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - (Continued)
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statement of Operations. The Fund may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statement of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include foreign currency transactions, wash sales, partnership income, corporate actions, passive foreign investment company shares, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by these reclassifications.
The tax character of distributions paid during the years ended July 31, 2025 and 2024 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2025	$116,715,577	$1,159,236,976	$1,275,952,553
2024	108,084,844	686,549,264	794,634,108
As of July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$8,546,875

Undistributed long-term capital gain	193,753,602

Net unrealized appreciation on investments and foreign currency transactions	2,241,618,331

Other temporary differences	(1,123,502)
Total	$2,442,795,306
Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
July 31, 2025
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Directors Fees and Expenses - (Continued)
during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.
Operating Segments - The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Fund acts as the CODM. Since its commencement, the Fund operates as a single segment. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information, in the form of the Fund’s portfolio composition, total return, expense ratio, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding in-kind redemptions and short-term investments) during the year ended July 31, 2025 were $1,071,228,978 and $1,743,720,395, respectively.
The proceeds from in-kind redemptions of investment securities during the year ended July 31, 2025 was $204,672,275.
Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees and Reimbursement/Waivers of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the year ended July 31, 2025 approximated 0.54% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class R shares, 1.25%; and Class Y shares, 0.75%). Class B shares expenses were capped at 1.75% during the period August 1, 2024 through July 29, 2025 after which time Class B shares were converted into Class A. The Adviser is obligated to continue the expense cap through December 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has waived or reimbursed to the Fund. During the year ended July 31, 2025, such reimbursements for Class B shares amounted to $20,299.

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
July 31, 2025
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the year ended July 31, 2025 amounted to $648,226. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended July 31, 2025 amounted to $348,038.
Distribution and Service Plan Fees - The Fund has adopted separate Distribution Plans (“12b-1 Plans”) for Class A, Class B, Class C, and Class R shares. Under the 12b-1 Plans, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12b-1 fees on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund pays the 12b-1 fees on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold. Payments under the Class R 12b-1 Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R 12b-1 Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Year ended July 31, 2025
	Class A	Class B†	Class C	Class R
Distribution fees	$–	$17,851	$631,332	$137,411
Service fees	10,425,913	5,383	210,444	137,410

†	For the period from August 1, 2024 through July 29, 2025 (conversion of Class into Class A shares).
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class B shares were no longer offered for new purchases and were closed by conversion into Class A shares on July 29, 2025. Class B shares of the Fund were redeemed at net asset value. A CDSC was imposed upon redemption of certain Class B shares within six years of the original purchase. The charge was a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. Any CDSC that would have applied as result of the conversion on July 29, 2025 was waived.
Class C shares of the Fund are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Fund are re-allowed to qualified selling dealers.

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
July 31, 2025
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Sales Charges - (Continued)

Year ended July 31, 2025
Class A Commissions		Commission advances by the Distributor on the sale of	CDSCs received by the Distributor from
Retained by Distributor	Re-allowed to investment dealers	Class C	Class B†	Class C
$94,581	$507,856	$76,473	$1,133	$6,323

† For the period from August 1, 2024 through July 29, 2025 (conversion of Class into Class A shares).
NOTE 4 - CAPITAL STOCK
At July 31, 2025, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 1.725 billion shares are classified as Davis New York Venture Fund. Class B shares were no longer offered for new purchases and were closed by conversion into Class A shares on July 29, 2025. Transactions in capital stock were as follows:

		Year ended July 31, 2025
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)

Shares:	Class A	3,081,410	32,742,597	(26,636,984)	9,187,023
	Class B†	–	30,906	(178,199)	(147,293)
	Class C	409,625	960,153	(1,518,993)	(149,215)
	Class R	163,828	402,556	(785,794)	(219,410)
	Class Y*	16,352,859	11,784,184	(22,624,961)	5,512,082
Value:	Class A	$83,096,336	$861,358,307	$(724,657,848)	$219,796,795
	Class B†	–	573,175	(3,351,260)	(2,778,085)
	Class C	8,737,564	19,370,190	(32,078,248)	(3,970,494)
	Class R	4,521,140	10,628,307	(21,256,861)	(6,107,414)
	Class Y*	460,876,987	325,527,274	(638,286,461)	148,117,800

†	For the period from August 1, 2024 through July 29, 2025 (conversion of Class into Class A shares).
*	Sold and redeemed amounts include activity in connection with the ReFlow liquidity program (See Note 7 of the Notes to Financial Statements).

		Year ended July 31, 2024
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)

Shares:	Class A	3,222,088	20,312,279	(26,059,383)	(2,525,016)
	Class B	–	25,355	(83,588)	(58,233)
	Class C	383,369	611,885	(1,530,216)	(534,962)
	Class R	281,856	272,273	(506,954)	47,175
	Class Y	6,484,078	7,069,325	(15,673,274)	(2,119,871)
Value:	Class A	$87,676,090	$536,867,768	$(706,267,365)	$(81,723,507)
	Class B	–	500,870	(1,714,988)	(1,214,118)
	Class C	8,480,948	12,969,707	(33,803,854)	(12,353,199)
	Class R	7,630,154	7,216,868	(13,749,148)	1,097,874
	Class Y	185,221,868	194,795,869	(435,670,740)	(55,653,003)
NOTE 5 - SECURITIES LOANED
The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of July 31, 2025, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
July 31, 2025
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $4,173,493 or 0.06% of the Fund’s net assets as of July 31, 2025.
Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of July 31, 2025

ASAC II L.P.	10/10/13	4,156,451	$1.0000	$1.0041
NOTE 7 - REFLOW LIQUIDITY PROGRAM
The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days), or at other times at ReFlow’s or the Adviser's discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event the Fund uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14%, although the Fund may submit a bid at a higher rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in-kind in accordance with the Fund’s policy on purchases and redemptions in-kind. The Board of Directors has approved the Fund’s participation in the ReFlow program.
The Adviser believes that participation in the ReFlow liquidity program may assist in stabilizing the Fund's net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent the Fund's net assets do not decline, the Adviser typically will also benefit.
ReFlow activity during the year ended July 31, 2025 was as follows:

Shares Purchased	Value of Shares Purchased	Shares Redeemed	Value of Cash and Securities Sold	In-kind Gain of Securities Sold
7,770,823	$215,014,298	7,562,037	$210,944,214	$185,392,243

DAVIS NEW YORK VENTURE FUND
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Year ended July 31, 2025	$28.37	$0.43	$2.94	$3.37
Year ended July 31, 2024	$27.01	$0.27	$4.64	$4.91
Year ended July 31, 2023	$23.08	$0.33	$4.81	$5.14
Year ended July 31, 2022	$33.16	$0.24	$(5.60)	$(5.36)
Year ended July 31, 2021	$27.04	$0.07	$10.68	$10.75
Davis New York Venture Fund Class C:
Year ended July 31, 2025	$22.60	$0.16	$2.29	$2.45
Year ended July 31, 2024	$22.15	$0.03	$3.74	$3.77
Year ended July 31, 2023	$19.08	$0.11	$3.96	$4.07
Year ended July 31, 2022	$28.33	$–[e]	$(4.67)	$(4.67)
Year ended July 31, 2021	$23.64	$(0.17)	$9.31	$9.14
Davis New York Venture Fund Class R:
Year ended July 31, 2025	$28.43	$0.35	$2.95	$3.30
Year ended July 31, 2024	$27.07	$0.19	$4.65	$4.84
Year ended July 31, 2023	$23.15	$0.27	$4.82	$5.09
Year ended July 31, 2022	$33.24	$0.18	$(5.61)	$(5.43)
Year ended July 31, 2021	$27.10	$(0.02)	$10.70	$10.68
Davis New York Venture Fund Class Y:
Year ended July 31, 2025	$29.62	$0.52	$3.09	$3.61
Year ended July 31, 2024	$28.06	$0.35	$4.84	$5.19
Year ended July 31, 2023	$23.94	$0.41	$5.00	$5.41
Year ended July 31, 2022	$34.23	$0.32	$(5.80)	$(5.48)
Year ended July 31, 2021	$27.83	$0.16	$10.99	$11.15

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.47)	$(5.12)	$–	$(5.59)	$26.15	12.79%	$4,615	0.91%	0.91%	1.58%	17%
$(0.28)	$(3.27)	$–	$(3.55)	$28.37	19.59%	$4,746	0.92%	0.92%	0.98%	17%
$(0.32)	$(0.89)	$–	$(1.21)	$27.01	23.04%	$4,587	0.92%	0.92%	1.43%	7%
$(0.21)	$(4.51)	$–	$(4.72)	$23.08	(17.77)%	$4,313	0.91%	0.91%	0.83%	17%
$(0.18)	$(4.45)	$–	$(4.63)	$33.16	40.63%	$5,977	0.89%	0.89%	0.22%	17%

$(0.19)	$(5.12)	$–	$(5.31)	$19.74	11.84%	$77	1.75%	1.75%	0.74%	17%
$(0.05)	$(3.27)	$–	$(3.32)	$22.60	18.58%	$92	1.75%	1.75%	0.15%	17%
$(0.11)	$(0.89)	$–	$(1.00)	$22.15	22.03%	$102	1.75%	1.75%	0.60%	7%
$(0.07)	$(4.51)	$–	$(4.58)	$19.08	(18.45)%	$112	1.73%	1.73%	0.01%	17%
$–	$(4.45)	$–	$(4.45)	$28.33	39.49%	$186	1.71%	1.71%	(0.60)%	17%

$(0.39)	$(5.12)	$–	$(5.51)	$26.22	12.46%	$51	1.20%	1.20%	1.29%	17%
$(0.21)	$(3.27)	$–	$(3.48)	$28.43	19.22%	$62	1.20%	1.20%	0.70%	17%
$(0.28)	$(0.89)	$–	$(1.17)	$27.07	22.84%	$57	1.19%	1.19%	1.16%	7%
$(0.15)	$(4.51)	$–	$(4.66)	$23.15	(18.02)%	$56	1.12%	1.12%	0.62%	17%
$(0.09)	$(4.45)	$–	$(4.54)	$33.24	40.20%	$80	1.19%	1.19%	(0.08)%	17%

$(0.57)	$(5.12)	$–	$(5.69)	$27.54	13.08%	$1,793	0.67%	0.67%	1.82%	17%
$(0.36)	$(3.27)	$–	$(3.63)	$29.62	19.89%	$1,765	0.67%	0.67%	1.23%	17%
$(0.40)	$(0.89)	$–	$(1.29)	$28.06	23.36%	$1,732	0.67%	0.67%	1.68%	7%
$(0.30)	$(4.51)	$–	$(4.81)	$23.94	(17.59)%	$1,739	0.66%	0.66%	1.08%	17%
$(0.30)	$(4.45)	$–	$(4.75)	$34.23	40.98%	$2,507	0.64%	0.64%	0.47%	17%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities delivered from in-
kind redemptions are excluded from the calculation.

e	Less than $0.005 per share.
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Report of Independent Registered Public Accounting Firm
The Shareholders and Board of Directors
Davis New York Venture Fund, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Davis New York Venture Fund (a series of Davis New York Venture Fund, Inc.) (the “Fund”), including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with custodians, transfer agents and brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Davis Funds investment companies since 1998.
Columbus, Ohio
September 19, 2025

DAVIS NEW YORK VENTURE FUND
Federal Income Tax Information (Unaudited)
In early 2026, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during the calendar year 2025. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2025 with their 2025 Form 1099-DIV.
The information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
During the fiscal year 2025, the Fund paid long-term capital gain distributions in the amount of $1,159,236,976. The Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments was treated as distributions of long-term capital gain. As a result, the Fund designated long-term capital gain distributions in the amount of $1,227,329,250.
During the fiscal year 2025, $116,715,577 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $76,518,086 or 66% as income qualifying for the corporate dividends-received deduction.
For the fiscal year 2025, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $116,715,577 or 100% as qualified dividend income.

DAVIS NEW YORK VENTURE FUND
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2025. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis New York Venture Fund (the “Fund”) and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether:
1.
The Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in Davis Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS NEW YORK VENTURE FUND
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule and breakpoints of the Fund, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for the Fund, the profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund's net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis New York Venture Fund Class A shares outperformed its benchmark, the Standard & Poor’s 500 Index (the “S&P 500”), over the since-inception time period (February 17, 1969), but underperformed the S&P 500 over the one-, three-, five-, and ten-year time periods, all periods ended February 28, 2025.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional large-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, and ten-year time periods, but underperformed both over the four- and five-year time periods, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500 and the Lipper Large-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500 in 29 out of 52 rolling five-year time periods and outperformed the Lipper Large-Cap Value category in 34 out of 52 rolling five-year time periods, all periods ended December 31 for each year from 1973 through 2024. The Fund outperformed the S&P 500 in 34 out of 47 rolling ten-year time periods and outperformed the Lipper Large-Cap Value category in 33 out of 47 rolling ten-year time periods, all periods ended December 31 for each year from 1978 through 2024.

DAVIS NEW YORK VENTURE FUND
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors considered Davis New York Venture Fund’s Class A shares' management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, Class R, and Class Y shares through December 1, 2025. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis New York Venture Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis New York Venture Fund was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
A special meeting of shareholders was held on November 29, 2024. The number of votes necessary to conduct the meeting and approve the proposal was obtained. The results of the votes of shareholders are listed below.
PROPOSAL
1. To elect members to the Board of Directors.
Number of Shares
Francisco Borges
For	155,957,639
Withheld	4,866,897
Andrew Davis
For	156,234,466
Withheld	4,590,070
Christopher Davis
For	156,310,033
Withheld	4,514,503
John S. Gates, Jr.
For	156,305,994
Withheld	4,518,542
Thomas S. Gayner
For	128,001,186
Withheld	32,823,350
Samuel H. Iapalucci
For	156,135,829
Withheld	4,688,707
Katherine MacWilliams
For	156,672,686
Withheld	4,151,850
Richard O'Brien
For	156,120,797
Withheld	4,703,738
Lara N. Vaughan
For	156,714,033
Withheld	4,110,503

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statement of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Approval of Investment Advisory Contract is included in the Director Approval of Advisory Agreements on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	September 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	September 19, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	September 19, 2025